Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended									12 Months Ended			12 Months Ended												12 Months Ended								1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 TSYS de Mexico	Dec. 31, 2012 TSYS de Mexico	Dec. 31, 2013 CUP Data	Dec. 31, 2012 CUP Data	Dec. 31, 2013 Internal-use software Minimum	Dec. 31, 2013 Internal-use software Maximum	Dec. 31, 2013 Goodwill	Dec. 31, 2013 Perpetual and site licenses Minimum	Dec. 31, 2013 Perpetual and site licenses Maximum	Dec. 31, 2013 Licensed computer software Maximum	Dec. 31, 2013 Other intangible assets Minimum	Dec. 31, 2013 Other intangible assets Maximum	Dec. 31, 2013 Acquisition technology intangibles Minimum	Dec. 31, 2013 Acquisition technology intangibles Maximum	Dec. 31, 2013 Software development costs Minimum	Dec. 31, 2013 Software development costs Maximum	Dec. 31, 2013 North American And International Services Minimum	Dec. 31, 2013 North American And International Services Maximum	Dec. 31, 2013 Merchant Services	Dec. 31, 2013 Merchant Services Minimum	Dec. 31, 2013 Merchant Services Maximum	Dec. 31, 2013 Buildings and improvements Minimum	Dec. 31, 2013 Buildings and improvements Maximum	Dec. 31, 2013 Computer and other equipment Minimum	Dec. 31, 2013 Computer and other equipment Maximum	Dec. 31, 2013 Furniture and other equipment Minimum	Dec. 31, 2013 Furniture and other equipment Maximum	Jul. 01, 2013 NetSpend Holdings Inc	Dec. 31, 2013 NetSpend Holdings Inc Segment	Jul. 01, 2013 NetSpend Holdings Inc Minimum	Jul. 01, 2013 NetSpend Holdings Inc Maximum
Significant Accounting Policies [Line Items]
Operating segments																																		4
Property and equipment, estimated useful live																											5 years	40 years	2 years	5 years	3 years	15 years
Intangible assets, estimated useful live										3 years	10 years		3 years	10 years	10 years	3 years	10 years			3 years	10 years														5 years	8 years
Software technology assets resulting from acquisitions, estimated useful live																		5 years	9 years														7 years 3 months 18 days
Equity method investment, percentage of ownership						49.00%		44.56%
Equity investments	$ 94,133,000	$ 87,764,000				$ 7,584,000	$ 7,905,000	$ 86,549,000	$ 79,859,000			$ 52,700,000
Cardholders' loss reserve	5,800,000
Reserve for merchant loss																								991,000
Processing contracts																						3 years	10 years		3 years	8 years
Estimated forfeiture rate				0.00%	10.00%
Advertising expenses	$ 1,300,000	$ 1,000,000	$ 813,000.0